Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 991,252		¥ 1,587,407
Design and development expenses	452,833		1,525,353
Depreciation and amortization expenses	149,050		131,489
Rental and related expenses	39,443		44,702
Travel and entertainment expenses	10,315		54,610
Others	15,434		58,611
Total	¥ 1,658,327	$ 244,245	¥ 3,402,172